Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Accounts Receivable and Contract Assets, Net

Accounts receivable and contract assets, net is analyzed as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Accounts receivable	295,562	183,155
Contract assets (See Note 2(q))	1,071,064	954,006
Allowance for expected credit losses	(15,784)	(12,254)
Accounts receivable and contract assets, net	1,350,842	1,124,907

Schedule of Group’s Allowance for Expected Credit Losses of Accounts Receivables

The following table summarizes the movement of the Group’s allowance for expected credit losses of accounts receivable and contract assets:

	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	28,025	15,361	15,784
Current period provision for (reversal of) expected credit losses	(1,378)	4,036	1,394
Write-offs	(11,286)	(3,613)	(4,924)
Balance at the end of the year	15,361	15,784	12,254

Schedule of Property Plant and Equipment Depreciation and Amortization are Calculated Using the Straight-line Method

Property, plant and equipment are stated at cost. Depreciation are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful life (Years)	Estimated residual value
Building	20-36	0%
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%

Schedule of Depreciation Expense Recognized in the Consolidated Statements of Income and Comprehensive Income	The following table summarizes the depreciation expense recognized in the consolidated statements of income and comprehensive income:
	2022	2023	2024
	RMB	RMB	RMB
Operating costs	822	576	35
Selling expenses	5,106	4,368	1,782
General and administrative expenses	13,545	11,248	11,527
Depreciation expense	19,473	16,192	13,344

Schedule of Intangible Assets Estimated Useful Lives	The estimated useful lives for the Group’s intangible assets are as follows:
Estimated useful life (Years)
Software	3
Non-compete agreements	5.8 - 6
Agent resources	2.8 - 3
Brokerage license	20

Schedule of Fair Value Measurements of the Group’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis in Periods Subsequent to their Initial Recognition

As of December 31, 2023 and 2024, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows.

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	925,678	—	925,678	—
Investments – equity security recorded within other current assets	96,343	96,343	—	—
Contingent consideration	13,461	—	—	13,461

		Fair Value Measurements at Reporting Date Using
Description	As of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Short-term investments - debt security	615,461	—	615,461	—
Investments – equity security recorded within other current assets	13,755	13,755	—	—
Contingent consideration	17,549	—	—	17,549